Effects of Regulation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	$ 112.3
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 493.7	$ 44.0
Effects of Regulation Textuals [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Future		21.00%
Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		$ 66.7	$ 44.0
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities		427.0	0.0
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		11.7	112.3
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[1]	66.7	44.0
Income Taxes, Net [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	[2]	427.0	0.0
Income Taxes, Net [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		0.0	106.1
Under-Recovered OATT Costs [Member] | Regulatory Assets Currently Not Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 11.7	4.6
Regulatory Asset, Amortization Period		1 year
Under-Recovered SPP Revenues [Member] | Regulatory Assets Currently Earning Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets		$ 0.0	$ 1.6

[1]	Relieved as removal costs are incurred.
[2]	This balance primarily represents regulatory liabilities for Excess ADIT as a result of the reduction in the corporate federal income tax rate from 35% to 21% related to the enactment of Tax Reform. The regulatory liability balance predominately pays a return due to the inclusion of Excess ADIT in rate base. The mechanism and refund period to provide the Excess ADIT to customers will be based on future orders from the respective commission in each jurisdiction. See “Federal Tax Reform” section of Note 12 for additional information.